Fair value measurements (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Loss from derivatives financial instruments recognized in consolidated statements of operations	$ (2,213)	$ (579)	$ (161)
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income	(394)	(1,175)	336
Jet Fuel Asian Call Options [Member] | Fuel Expenses [Member]
IfrsStatementLineItems [Line Items]
Loss from derivatives financial instruments recognized in consolidated statements of operations	(1,317)
Interests Rate Cap [Member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income	30	(1,175)	336
Interests Rate Cap [Member] | Finance Cost [Member]
IfrsStatementLineItems [Line Items]
Loss from derivatives financial instruments recognized in consolidated statements of operations	(896)	(579)	(161)
Jet Fuel Asian Call Options Contracts [Member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income	(307)
T Locks [Member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income	$ (117)